Rule 497(e)
                                                              File No. 333-43587
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   PAX WORLD MONEY MARKET FUND, INC.
   (THE "FUND")
                                            600 Fifth Avenue, New York, NY 10020
                                                                  (212) 830-5220
================================================================================
                       SUPPLEMENT DATED SEPTEMBER 17, 2001
                      TO THE PROSPECTUS DATED MAY 31, 2001

The prospectus states that the Fund will determine its net asset value and be open for purchases and redemptions on each day the New York Stock Exchange ("NYSE") is open for trading. Although the NYSE did not open for trading on September 11 - September 14, 2001, the Fund was open for purchases and redemptions beginning September 13th and determined its net asset value on each business day thereafter given the money markets and the Federal Reserve Banks were open.

Shareholders who wished to purchase or redeem shares would have continued to follow the procedures set forth under the "Shareholder Information" section of the prospectus.


















pax_sup0901

                                                                     Rule 497(e)
                                                              File No. 333-43587
--------------------------------------------------------------------------------

 PAX WORLD MONEY MARKET FUND, INC.
   (THE "FUND")

   MMA PRAXIS CLASS OF SHARES

                                            600 Fifth Avenue, New York, NY 10020
                                            (212) 830-5220
================================================================================
                       SUPPLEMENT DATED SEPTEMBER 17, 2001
                      TO THE PROSPECTUS DATED MAY 31, 2001

The prospectus states that the Fund will determine its net asset value and be open for purchases and redemptions on each day the New York Stock Exchange ("NYSE") is open for trading. Although the NYSE did not open for trading on September 11 - September 14, 2001, the Fund was open for purchases and redemptions of the MMA Praxis Class of shares beginning September 14th and determined its net asset value on each business day thereafter given the money markets and the Federal Reserve Banks were open.

Shareholders who wished to purchase or redeem shares would have continued to follow the procedures set forth under the "Shareholder Information" section of the prospectus.


















mma_sup0901